Other Financial Statement Disclosures - Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Other Financial Statement Disclosures [Abstract]
Pension and other postretirement benefits	$ 22.1	$ 27.0
Compensation and related employee costs	45.6	69.0
Interest	40.9	32.0
Income taxes	12.0	15.4
Other	19.1	15.7
Total accrued liabilities	$ 139.7	$ 159.1